Loans, net - Summary of loans receivables (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Summary of loans receivables [line Items]
Direct loans	S/ 37,136,853	S/ 32,960,917
Loans And Receivables Adjustments [Abstract]
Accrued interest from performing loans	316,171	318,250
Unearned interest and interest collected in advance	(41,683)	(47,737)
Impairment allowance for loans	(1,394,779)	(1,364,804)
Indirect loans	4,101,977	4,071,460
Loans [member]
Summary of loans receivables [line Items]
Direct loans	12,821,567	10,891,278
Gross carrying amount [member]
Summary of loans receivables [line Items]
Direct loans	37,313,976	33,198,299
Gross carrying amount [member] | Loans [member]
Summary of loans receivables [line Items]
Direct loans	28,504,689	25,569,152
Gross carrying amount [member] | Credit cards [member]
Summary of loans receivables [line Items]
Direct loans	5,876,983	4,881,404
Gross carrying amount [member] | Leasing [member]
Summary of loans receivables [line Items]
Direct loans	1,533,395	1,682,629
Gross carrying amount [member] | Discounted notes [member]
Summary of loans receivables [line Items]
Direct loans	686,164	494,953
Gross carrying amount [member] | Factoring [member]
Summary of loans receivables [line Items]
Direct loans	374,192	309,558
Gross carrying amount [member] | Advances and overdrafts [member]
Summary of loans receivables [line Items]
Direct loans	87,373	50,219
Gross carrying amount [member] | Refinanced loans [member]
Summary of loans receivables [line Items]
Direct loans	251,180	210,384
Gross carrying amount [member] | Past due and under legal collection loans [member]
Summary of loans receivables [line Items]
Direct loans	S/ 943,168	S/ 856,909